20. ASSIGNMENT OF RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Advances To Employees
Schedule of assignment of receivables
2020
Assignment of receivables	377,047
Total	377,047
Current	196,720
Non-current	180,327